RELATED PARTY TRANSACTIONS (Details Narrative)			12 Months Ended
	Aug. 02, 2020 USD ($) ft²	Jan. 02, 2020 USD ($) ft²	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Related Party Transaction [Line Items]
Cost of revenue to related parties			$ 1,301,180	$ 663,742	$ 633,132
Accounts receivable related parties			1,094,855	515,193
Proceeds from receivables from related parties			356,927
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Related party debt			3,199,833	3,015,442	2,191,458
Linsun Smart Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²		8,460
Lease term		10 years
Lease description		Annual lease payment from Linsun amounted to approximately $250,000 and is subject to 15% increase every three years
Annual lease receivable		$ 250,000
Operating leases percentage		15.00%
Rental income			462,210	300,511
Other income					89,411
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²	580
Lease term	10 years
Lease description	Annual lease payment from Dogness Network amounted to approximately $37,000 and is subject to 15% increase every three years
Annual lease receivable	$ 37,000
Operating leases percentage	15.00%
Rental income			78,251	52,796
Other income
Guangdong Dogness Biotechnology Co., Ltd., [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²	50
Lease term	10 years
Annual lease receivable	$ 1,866
Gongdong Technology [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Rental income			$ 1,706	$ 1,661